Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 3/31/2025 8:46:45 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
222263415		3158545499			Representative FICO	[redacted]	[redacted]	Verified	Field value scores are from the most recent credit report in file.
222263415		3158545499			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document
222559700		3158545872			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document